Deposits - Summary of Deposits (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩)	[1]
Disclosure Of Deposits From Customers [Line Items]
Deposits	₩ 435,687,897	$ 294,809,993	₩ 406,512,434	[1]	₩ 393,928,904
Demand deposits in Korean won
Disclosure Of Deposits From Customers [Line Items]
Deposits	156,242,487		151,836,599
Demand deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Deposits	13,667,783		11,517,076
Demand deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	169,910,270		163,353,675
Time deposits in Korean won
Disclosure Of Deposits From Customers [Line Items]
Deposits	221,342,787		201,194,217
Fair value adjustments of fair value hedged time deposits in korean won
Disclosure Of Deposits From Customers [Line Items]
Fair value adjustments on valuation of fair value hedged items	6,258		(15)
Time deposits in korean won net of fair value adjustments of fair value hedged time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	221,349,045		201,194,202
Time deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Deposits	28,299,460		24,602,818
Fair value adjustments of fair value hedged time deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Fair value adjustments on valuation of fair value hedged items	(7,593)		(6,667)
Time deposits in foreign currencies net of fair value adjustments of fair value hedged time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	28,291,867		24,596,151
Time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	249,640,912		225,790,353
Certificates of deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	9,805,371		12,145,510
Investment contract liabilities
Disclosure Of Deposits From Customers [Line Items]
Deposits	₩ 6,331,344		₩ 5,222,896

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.